Note 8 - Stock Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2021	53,303	3.46
Granted	-	-
Vested	(7,410)	5.84
Forfeited	-	-
Unvested on September 30, 2021	45,893	3.08